SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 86                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 86                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: November 30, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on November 30, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 85 to November 30, 1999. The Post-Effective Amendment originally requested effectiveness as of November 14, 1999.

The following documents are hereby incorporated by reference:

* Prospectus for the funds under the issuer American Century Mutual Funds, Inc., dated November 14, 1999 filed pursuant to Rule 485(a) on September 1, 1999 (Accession No. 0000100334-99-000049).

* Statement of Additional Information for American Century Mutual Funds, Inc. dated November 14, 1999 filed pursuant to Rule 485(a) on September 1, 1999 (Accession No. 0000100334-99-000049).

* Part C to the Registration Statement of American Century Mutual Funds, Inc. dated November 14, 1999 filed pursuant to Rule 485(a) on September 1, 1999 (Accession No. 0000100334-99-000049).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 86 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 9th day of November, 1999.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*George A. Rio              President, Principal Executive     November 9, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       November 9, 1999
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          November 9, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           November 9, 1999
James E. Stowers III

*Thomas A. Brown            Director                           November 9, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           November 9, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           November 9, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           November 9, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           November 9, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           November 9, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           November 9, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact